Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Customers Suppliers	Dec. 31, 2021 USD ($) Customers Suppliers	Dec. 31, 2020 Customers Suppliers	Dec. 31, 2019 Suppliers Customers
Concentration Risk [Line Items]
Debt Instrument ,Interest Rate ,Increase (Decrease)	1.00%	1.00%
Increase Decrease In Interest Expense	¥ 700	$ 110
CNY
Concentration Risk [Line Items]
Currency Appreciation (Depreciation) Percentage				1.30%
Currency Appreciation Percentage	2.30%	2.30%	6.50%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Number Of Customers | Customers	3	3	3	3
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	36.00%	36.00%	39.00%	41.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	35.00%	35.00%	34.00%	40.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	21.00%	21.00%	23.00%	15.00%
Customer Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Number Of Customers | Suppliers	4	4	3	3
Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suppliers Account [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%	10.00%	10.00%